Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Company does not have a written policy but has an established practice, described below, with respect to the granting of equity compensation. The Company’s practice regarding the granting of equity awards is designed to ensure compliance with applicable securities laws, rules and regulations and to maintain the integrity of our executive and director compensation programs.
The Company’s practice has been to grant annual equity awards to eligible persons on a predetermined schedule. The Compensation Committee has adopted a schedule and process of reviewing our executive compensation program provisions and grant levels for the Chief Executive Officer and the other NEOs in the first quarter of the year to coincide with the annual performance and management compensation review process established by the Company for all officers and other employees. In connection with such review, annual equity grants for the Chief Executive Officer and the other NEOs have traditionally occurred in February of each year, after the announcement of the Company’s fourth quarter and full year financial results. Special equity grants, including in connection with the hiring or promotion of an officer, can be made at other times.
Annual equity grants for directors have traditionally occurred in connection with the annual meeting of shareholders, which is usually held in June of each year.
The Compensation Committee specifically approves all equity awards to the NEOs, any other officers covered by Section 16(a) of the Exchange Act and other key employees, including the determination of the grant date for those awards.
In determining the timing and terms of an equity award, the Compensation Committee may consider material nonpublic information if necessary to ensure that grants are made in compliance with applicable laws, rules and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The Company does not currently grant, and did not grant in 2024, stock options, stock appreciation rights or similar instruments with option-like features as part of our executive or director compensation programs.

Award Timing Method
The Company does not have a written policy but has an established practice, described below, with respect to the granting of equity compensation. The Company’s practice regarding the granting of equity awards is designed to ensure compliance with applicable securities laws, rules and regulations and to maintain the integrity of our executive and director compensation programs.
The Company’s practice has been to grant annual equity awards to eligible persons on a predetermined schedule. The Compensation Committee has adopted a schedule and process of reviewing our executive compensation program provisions and grant levels for the Chief Executive Officer and the other NEOs in the first quarter of the year to coincide with the annual performance and management compensation review process established by the Company for all officers and other employees. In connection with such review, annual equity grants for the Chief Executive Officer and the other NEOs have traditionally occurred in February of each year, after the announcement of the Company’s fourth quarter and full year financial results. Special equity grants, including in connection with the hiring or promotion of an officer, can be made at other times.
Annual equity grants for directors have traditionally occurred in connection with the annual meeting of shareholders, which is usually held in June of each year.
The Compensation Committee specifically approves all equity awards to the NEOs, any other officers covered by Section 16(a) of the Exchange Act and other key employees, including the determination of the grant date for those awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In determining the timing and terms of an equity award, the Compensation Committee may consider material nonpublic information if necessary to ensure that grants are made in compliance with applicable laws, rules and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false